The Sentinel Funds
                 Class A, Class B, Class C, Class D and Class S

                     Supplement dated August 31, 2007 to the
                          Prospectus dated May 4, 2007

Effective October 31, 2007, redemptions by check (i.e. redeeming shares by writing a check against your account) will no longer be accepted for the Conservative Allocation, Government Securities and High Yield Bond Funds and these Funds will no longer issue check books. In addition, redemption fees do not apply to redemptions by check in any Fund offering this option.

The paragraph titled "Disclosure of Portfolio Securities" on page 18 is deleted and replaced with the following:

     Disclosure of Portfolio Securities

     A description of each Fund's policies and procedures with respect to disclosure of its portfolio securities is available in the Funds' Statement of Additional Information. Each Fund's month-end top ten holdings are posted at www.sentinelfunds.com under "Performance and Prices" with at least a 15-day lag.

The Average Annual Total Return table for the Mid Cap Value Fund on page 28 is deleted and replaced with the following:

     ________________________________________________________________________________________________

     Mid Cap Value Fund

     Return Before Taxes: Class A                                       11.05      12.51    14.25(30)
     Return Before Taxes: Class C                                       15.04      12.84    14.28(30)
     Russell Midcap Value Index (33)                                    20.22      15.88    14.70(31)
     Morningstar Mid-Cap Blend Category (22)                            13.73      10.62     7.96(31)
     Return Before Taxes: Class A                                       11.05      12.51    13.44(30)
     Return After Taxes on Distributions:
     Class A                                                            10.11      11.65    12.60(30)
     Return After Taxes on Distributions and Sale of Fund Shares:
     Class A                                                             8.44      10.82    11.68(30)
     Russell Midcap Value Index (33)                                    20.22      15.88    16.82(32)
     Morningstar Mid-Cap Blend Category (22)                            13.73      10.62    13.60(32)

The second bullet on page 38 under "Net Asset Value Purchases" is deleted and replaced with the following:

     o current and retired employees and Directors of Sentinel and its affiliates, and National Life Insurance Company employee benefit plans;


The first sentence of Footnote 6 on page 43 is deleted and replaced with the following:

     Each of the Balanced and Conservative Allocation Funds pays an advisory fee at a rate of 0.55% per annum on the first $200 million of the Fund's average daily net assets; 0.50% per annum on the next $200 million of such assets; 0.45% per annum on the next $600 million of such assets; 0.40% per annum on the next $1 billion of such assets and 0.35% per annum on such assets over $2 billion.

The paragraphs titled "Distribution Plans" on page 39 are deleted and replaced with the following:

     The Class A shares of each Fund, other than the U.S. Treasury Money Market Fund, have adopted plans under Rule 12b-1 that allow the Funds to pay fees for the sale and distribution of their shares, and for services provided to shareholders. The Class A shares of the Funds will pay to Sentinel Financial Services Company a monthly fee of up to a maximum annual rate of
     (a) 0.30% of average daily net assets in the case of the Balanced, Capital Growth, Common Stock, Conservative Allocation, Growth Leaders, International Equity, Mid Cap Growth, Mid Cap Value and Small Company Funds, (b) 0.20% of average daily net assets in the case of the Government Securities and High Yield Bond Funds, or (c) 0.25% of average daily net assets in the case of the Short Maturity Government Fund. Such fee reimburses Sentinel Financial Services Company for expenses actually incurred in marketing the Funds. Those expenses may include fees paid by Sentinel Financial Services Company to intermediaries up to the


________________________________________________________________________________

SF0857(0807)                                                              Page 1
Cat. No. 50568
     maximum annual rate for distribution and up to 0.25% for servicing. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

     The Funds are not assessed a 12b-1 fee on the shares owned by National Life Insurance Company, which may result in an overall 12b-1 fee of less than the maximum for so long as National Life Insurance Company maintains its investment. In addition, the retirement plans of the National Life Insurance Company and its affiliates receive a rebate of the 12b-1 fees paid by the plans.

The paragraphs titled "Distribution Plan" on the left-hand side of page 41 are deleted and replaced with the following:

     The Class C shares of the Balanced, Capital Growth, Common Stock, Conservative Allocation, Government Securities, Growth Leaders, High Yield Bond, International Equity, Mid Cap Growth, Short Maturity Government and Small Company Funds have adopted a plan under Rule 12b-1 that allows these Funds to pay distribution fees for the sale and distribution of their shares, and services provided to shareholders. These Funds pay to Sentinel Financial Services Company a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase Sentinel Financial Services Company keeps this fee to recover the initial sales commission of 1.00% that it pays to the selling intermediary. In subsequent years, the entire fee may be paid to the selling intermediary for distribution or up to 0.25% for servicing.

The paragraphs titled "Distribution Plan" on page 42 are deleted and replaced with the following:

     The Class S shares of the Short Maturity Government Fund have adopted a plan under Rule 12b-1 that allows the Fund to pay fees for the sale and distribution of its shares, and for services provided to shareholders. The Class S shares of the Fund will pay to Sentinel Financial Services Company a monthly fee of up to 0.75% of average daily net assets. Such fee reimburses Sentinel Financial Services Company for expenses actually incurred in marketing the Fund. Those expenses may fees paid by Sentinel Financial Services Company to intermediaries up to the maximum annual rate for distribution and up to 0.25% for services. For shares purchased prior to July 10, 2005, the entire 0.75% fee is paid to other intermediaries.

Effective August 27, 2007, the following paragraph is added under "Additional Information About Buying, Selling and Exchanging Shares", which begins on page 47:

     Redemptions in Kind

     The Fund may, at its discretion, redeem it shares in kind (i.e., in securities rather than in cash).

The table on page 63 of the Prospectus is deleted and replaced with the following:

                                        Ratios/Supplemental Data
_________________________________________________________________________________________________________________

                                                Ratio of                          Ratio of net
                                  Ratio of      expenses to          Ratio of net investment income
                                  expenses to   average net          investment   (loss) to average
        Net assets    Ratio of    average net   assets before        income       net assets before
Total   at end of     expenses to assets before contractual and      (loss) to    contractual and      Portfolio
return* period        average net custodian fee voluntary expense    average net  voluntary expense    turnover
(%)     (000 omitted) assets(%)   credits**(%)  reimbursements***(%) assets(%)    reimbursements***(%) rate(%)
_________________________________________________________________________________________________________________

(18.29)    $109,161      1.30        1.31            1.31               (0.80)       (0.80)               230
 32.17      137,019      1.31        1.31            1.31               (0.98)       (0.98)               116
  9.75      147,021      1.24        1.24            1.24               (0.90)       (0.90)                98
  5.61      166,181      1.24        1.25            1.25               (0.60)       (0.60)               160
  7.21      149,787      1.32        1.33            1.33               (0.61)       (0.61)                83
_________________________________________________________________________________________________________________

(19.14)    $ 24,321      2.29        2.30            2.30               (1.79)       (1.79)               230
 30.53       28,615      2.46        2.47            2.47               (2.13)       (2.13)               116
  8.71       26,608      2.19        2.20            2.20               (1.86)       (1.86)                98
  4.48       24,820      2.28        2.30            2.30               (1.65)       (1.65)               160
  6.22       17,073      2.35        2.36            2.36               (1.63)       (1.63)                83
_________________________________________________________________________________________________________________

(19.44)    $  1,675      2.65        2.65            2.65               (2.15)       (2.15)               230
 30.23        1,951      2.71        2.72            2.72               (2.39)       (2.39)               116
  8.22        2,873      2.60        2.61            2.61               (2.27)       (2.27)                98
  4.26        4,869      2.48        2.50            2.50               (1.84)       (1.84)               160
  6.06        3,997      2.48        2.49            2.49               (1.76)       (1.76)                83
_________________________________________________________________________________________________________________


________________________________________________________________________________

SF0857(0807)                                                              Page 2

                                        Ratios/Supplemental Data
_________________________________________________________________________________________________________________

                                                 Ratio of                          Ratio of net
                                   Ratio of      expenses to          Ratio of net investment income
                                   expenses to   average net          investment   (loss) to average
         Net assets    Ratio of    average net   assets before        income       net assets before
Total    at end of     expenses to assets before contractual and      (loss) to    contractual and      Portfolio
return*  period        average net custodian fee voluntary expense    average net  voluntary expense    turnover
(%)      (000 omitted) assets(%)   credits**(%)  reimbursements***(%) assets(%)    reimbursements***(%) rate(%)
_________________________________________________________________________________________________________________

 (9.42)    $  1,232      1.35        1.69            1.69                1.05         0.71                 36
 32.57        3,356      1.35        1.60            1.60               (0.03)       (0.28)                45
 18.58        6,121      1.35        1.44            1.44                0.56         0.47                 31
 19.78***     4,538      1.34        1.35            1.35               (0.74)       (0.75)                53
 13.87        4,169      1.35        1.38            1.38               (0.05)       (0.08)                35
_________________________________________________________________________________________________________________

 (9.95)    $  1,910      2.10        2.46            2.46                0.27         0.09                 36
 31.64        4,013      2.10        2.35            2.35               (0.81)       (1.06)                45
 17.72        6,330      2.10        2.19            2.19               (0.19)       (0.28)                31
 18.86***     9,040      2.09        2.10            2.10               (1.33)       (1.34)                53
 13.09        9,425      2.10        2.13            2.13               (0.79)       (0.82)                35
_________________________________________________________________________________________________________________

  5.68     $257,690      0.76        0.77            1.09                3.81         3.49                 74
  1.79      367,541      0.81        0.81            1.06                2.24         1.99                119
  2.64      322,431      0.91        0.91            1.07                3.06         2.90                136
  1.09      259,386      1.05        1.06            1.09                3.39         3.36                113
  4.11      185,410      1.06        1.08            1.08                4.02         4.02                 90
_________________________________________________________________________________________________________________

  2.53**   $    209      2.57*       3.63*           3.63*               2.60*        2.60*                90**
_________________________________________________________________________________________________________________

  0.58**   $ 18,323      1.44*       1.45*           1.45*               3.21*        3.21*               113**
  3.64        9,025      1.48        1.48            1.48                3.60         3.60                 90
_________________________________________________________________________________________________________________


________________________________________________________________________________
SF0857(0807)                                                              Page 3